Financial assets and liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Noncurrent
Total noncurrent	$ 1,402,343	$ 554,832
Current
Total Current	46,224	61,223
Total Borrowings	1,448,567	616,055
Borrowings [Member]
Noncurrent
Total noncurrent	1,402,343	554,832
Current
Total Current	$ 46,224	$ 61,223